U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



April 3, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Advisors Series Trust (the "Trust")
                           File Nos.: 333-17391 and 811-07959

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Howard Capital Appreciation Fund (the "Fund"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment relating to the Fund dated March 28, 2003 and filed electronically as Post-Effective Amendment No. 115 to the Trust's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.


Sincerely,

/s/ Chad E. Fickett
------------------------
Chad E. Fickett, Esq.